Note 16 - Commitments and Contingencies (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Loans Held-for-sale, Mortgages	$ 4,577,233	$ 3,832,760
Loans Sold with Recourse Provisions	38,846,068	51,129,561
Cash, Uninsured Amount	30,020,230	22,455,000
Cash, FDIC Insured Amount	250,000
Money Market Funds, at Carrying Value	66,783,049	57,332,572
Commitment to Extend Credit [Member]
Other Commitment	430,058,000	393,559,000
Standby Letters of Credit [Member]
Other Commitment	$ 15,179,000	$ 8,250,000